EXHIBIT 99.20

selene rating agency grades report

LOAN INFORMATION					INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys
197	XXXXXX		XXXXXX	XXXXXX	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
198	XXXXXX		XXXXXX	XXXXXX	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A